Consolidated Statements of Income (Loss) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues
Rental	$ 182,949	$ 172,070	$ 170,286
Interest and other income from MEC		1,824	43,469
Total revenue	182,949	173,894	213,755
Operating costs, expenses and income
Property operating costs	3,081	2,784	2,227
General and administrative	47,400	43,586	48,431
Depreciation and amortization	43,158	41,181	40,973
Interest expense and other financing costs, net	15,926	18,217	14,687
Foreign exchange losses (gains)	(191)	86	(543)
Write-down of long-lived assets	19,149		4,498
Impairment provision (recovery) related to loans receivable from MEC		(9,987)	90,800
Operating income	54,426	78,027	12,682
Deconsolidation adjustment to the carrying values of MID's investment in, and amounts due from, MEC			(46,677)
Gain on disposal of real estate	88		206
Other gains (losses), net		1,971	(7,798)
Purchase price consideration adjustment		20,335
Income (loss) before income taxes	54,514	100,333	(41,587)
Income tax expense (recovery)	(4,682)	33,792	2,045
Income (loss) from continuing operations	59,196	66,541	(43,632)
Income (loss) from discontinued operations, net of income tax	96,601	(119,245)	(4,965)
Net income (loss)	155,797	(52,704)	(48,597)
Add net loss attributable to the noncontrolling interest			6,308
Net income (loss) attributable to MID	155,797	(52,704)	(42,289)
Income (loss) attributable to MID from
- continuing operations	59,196	66,541	(43,632)
- discontinued operations	96,601	(119,245)	1,343
Net income (loss) attributable to MID	$ 155,797	$ (52,704)	$ (42,289)
Class A Common Shares
Basic and diluted earnings (loss) attributable to each MID Common or Class B Share
- continuing operations (in dollars per share)	$ 1.26	$ 1.42	$ (0.93)
- discontinued operations (in dollars per share)	$ 2.06	$ (2.55)	$ 0.02
Total (in dollars per share)	$ 3.32	$ (1.13)	$ (0.91)
Average number of Common and Class B Shares outstanding during the year (in thousands)
- Basic (in shares)	46,888	46,708	46,708
- Diluted (in shares)	46,970	46,708	46,708
Class B Common Shares
Basic and diluted earnings (loss) attributable to each MID Common or Class B Share
- continuing operations (in dollars per share)	$ 1.26	$ 1.42	$ (0.93)
- discontinued operations (in dollars per share)	$ 2.06	$ (2.55)	$ 0.02
Total (in dollars per share)	$ 3.32	$ (1.13)	$ (0.91)
Average number of Common and Class B Shares outstanding during the year (in thousands)
- Basic (in shares)	46,888	46,708	46,708
- Diluted (in shares)	46,970	46,708	46,708